Intangible Assets - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Gross Carrying Amount	$ 14,613,721	$ 14,613,721	$ 3,804,900
Accumulated Amortization	11,674,917	7,042,565	3,033,872
Total	2,938,804	7,571,156	$ 771,028
Trade names [Member]
Schedule of Intangible Assets, Net [Line Items]
Weighted Average Useful Life Remaining (in years)			9 months 18 days
Gross Carrying Amount	3,084,100	3,084,100	$ 3,084,100
Accumulated Amortization	3,084,100	3,084,100	2,313,072
Total			771,028
Customer lists [Member]
Schedule of Intangible Assets, Net [Line Items]
Gross Carrying Amount	496,800	496,800	496,800
Accumulated Amortization	496,800	496,800	496,800
Total
Non-compete [Member]
Schedule of Intangible Assets, Net [Line Items]
Gross Carrying Amount	224,000	224,000	224,000
Accumulated Amortization	224,000	224,000	224,000
Total
Order backlog [Member]
Schedule of Intangible Assets, Net [Line Items]
Weighted Average Useful Life Remaining (in years)	7 months 6 days	7 months 6 days
Gross Carrying Amount	$ 10,808,821	$ 10,808,821
Accumulated Amortization	7,870,017	3,237,665
Total	$ 2,938,804	$ 7,571,156